UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Value Equity Fund

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2022

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Value Equity Fund, the Russell 1000 Value Index (the benchmark), and the S&P 500 for trailing periods ending October 31, 2022, were as follows:

	One Year	Three Years	Five Years	Seven Years	Ten Years	Fifteen Years	Twenty year	Since Inception
LSV Value Equity Fund Institutional Class Shares*	-4.00%	7.84%	5.80%	8.04%	10.96%	6.48%	9.30%	8.00%

Benchmark:

Russell 1000 Value	-7.00%	7.31%	7.21%	8.54%	10.30%	6.39%	8.81%	6.88%

Broad Market:

S&P 500 Index	-14.61%	10.22%	10.44%	11.35%	12.79%	8.48%	9.81%	6.77%

* Year Ended October 31, 2022.

Institutional Class Shares performance as of 9/30/22: -12.66% (1 year), 3.53% (5 year), 9.54% (10 year) and 7.45% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than one year are annualized; inception date is 3/31/99.

Global equity markets fell sharply over the past twelve months as record high inflation, a slowing economy and increasingly hawkish global central banks took a dent out of consumer confidence, stoking fears that a recession may be unavoidable. The S&P 500 was down 14.61% (in USD). Small cap stocks underperformed large caps over the period as the Russell 1000 was down 16.38% while the Russell 2000 was down 18.54% (both in USD). From a style perspective, there was a change in market leadership over the period as value stocks (as measured by the Russell Indices) outperformed growth amidst the market volatility—the Russell 1000 Value Index was down 7.00% while the Russell 1000 Growth Index was down 24.60% (both in USD). The LSV Value Equity Fund, Institutional Class Shares, was down 4.00% for the period. From a sector perspective, Energy, Consumer Staples and Utilities stocks outperformed while the Communication Services, Consumer Discretionary and Real Estate sectors lagged.

While the broad equity market sold off during the period, value stocks and the Fund held up much better than the overall market. The Fund’s deeper value bias added value over the period as cheaper stocks on an earnings and cash flow basis held up relatively well. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period, while sector selection detracted. Stock selection relative gains were primarily the result of the outperformance of deep value names within the Health Care, Industrials and Financials sectors—holdings within the Biotechnology, Aerospace & Defense and Life & Health Insurance industries performed particularly well. Within Information Technology, not owning expensive names in the Application Software industry also added value. From a sector perspective, relative losses were almost entirely the result of our underweight position in the Energy sector, particularly our underweight to both Integrated Oil & Gas and Exploration & Production companies which rallied over 70% for the period. Top contributors included our overweight positions in McKesson, AbbVie, HF Sinclair, Kroger, Merck, Amgen, H&R Block, Lockheed Martin and Bristol-Myers Squibb. Our underweight to Meta and not owning Disney, Salesforce.com, J.P. Morgan and Alphabet also added value. The main individual detractors included our underweight position in Exxon as well as not owning Chevron, ConocoPhillips, Berkshire Hathaway, Johnson & Johnson and UnitedHealth. Overweight positions in Intel, eBay, Citi, Seagate, Oracle, Ally Financial and Whirlpool also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.9x forward earnings compared to 14.0x for the Russell 1000 Value, 1.8x book value

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

compared to 2.3x for the Russell 1000 Value and 6.0x cash flow compared to 10.7x for the Russell 1000 Value. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary, Materials and Information Technology sectors while underweight Communication Services, Real Estate and Utilities.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the US large and mid-cap equity universe.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Comparison of Change in the Value of a $100,000 Investment in the

LSV Value Equity Fund, Institutional Class Shares, versus the Russell 1000 Value Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2022
	One Year Return	Three Year Return	Five Year Return	Seven Year Return	Ten Year Return	Annualized Inception to Date(1)
LSV Value Equity Fund, Institutional Class Shares	-4.00%	7.84%	5.80%	8.04%	10.96%	8.00%
LSV Value Equity Fund, Investor Class Shares (2)	-4.26%	7.56%	5.54%	7.77%	10.68%	7.73%
Russell 1000 Value Index	-7.00%	7.31%	7.21%	8.54%	10.30%	6.88%

*	The graph is based on only the Institutional Class Shares; performance for Investor Class Shares would be different due to differences in fee structures.

(1)	The LSV Value Equity Fund Commenced operations on March 31, 1999.

(2)

Investor Class Shares commenced operations on June 10, 2014. Investor Class Shares’ performance for periods prior to June 10, 2014, is that of the Institutional Class Shares. Institutional Class Shares’ performance was adjusted to reflect the 12b-1 fees applicable to the Investor Class Shares.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

October 31, 2022

Sector Weightings (Unaudited)†:

†	Percentages are based on total investments.

Schedule of Investments
LSV Value Equity Fund

	Shares	Value (000)
Common Stock (100.2%)
Aerospace & Defense (2.1%)
Curtiss-Wright	38,500	$6,462
Huntington Ingalls Industries	26,500	6,812
Lockheed Martin	30,100	14,649
Textron	88,400	6,050

		33,973

Agricultural Products (0.4%)
Ingredion	76,700	6,835

Air Freight & Logistics (0.9%)
FedEx	91,530	14,670

Aircraft (0.7%)
Delta Air Lines*	133,800	4,540
United Airlines Holdings*	159,000	6,850

		11,390

Apparel Retail (0.4%)
Foot Locker	204,400	6,479

Apparel, Accessories & Luxury Goods (0.5%)
Carter’s	79,100	5,369
Hanesbrands	450,900	3,075

		8,444

Asset Management & Custody Banks (2.8%)
Ameriprise Financial	60,700	18,763
Bank of New York Mellon	338,400	14,250
State Street	170,700	12,632

		45,645

Automotive (2.8%)
American Axle & Manufacturing Holdings*	755,300	7,319
BorgWarner	154,200	5,787
Ford Motor	979,700	13,099
General Motors	323,600	12,701
Goodyear Tire & Rubber*	486,300	6,176

LSV Value Equity Fund

	Shares	Value (000)
Automotive (continued)
Lear	11,580	$1,606

		46,688

Automotive Retail (0.4%)
Group 1 Automotive	36,000	6,228

Banks (5.8%)
Bank of America	282,600	10,185
Citizens Financial Group	320,700	13,117
Fifth Third Bancorp	273,400	9,758
First Horizon National	55,709	1,365
Huntington Bancshares	440,400	6,685
KeyCorp	515,900	9,219
Popular	68,600	4,851
Regions Financial	494,600	10,856
Wells Fargo	427,500	19,661
Zions Bancorp	186,000	9,661

		95,358

Biotechnology (3.6%)
Amgen	72,000	19,465
Biogen*	26,800	7,596
Gilead Sciences	338,900	26,590
United Therapeutics*	25,200	5,810

		59,461

Broadcasting (0.8%)
Fox	374,600	10,815
Paramount Global, Cl B	162,800	2,982

		13,797

Building & Construction (1.4%)
Owens Corning	101,000	8,647
PulteGroup	210,700	8,426
TRI Pointe Homes*	326,100	5,462

		22,535

Chemicals (2.5%)
Chemours	195,000	5,583
Dow	182,100	8,511
Eastman Chemical	91,700	7,043
Huntsman	302,300	8,090
Ingevity*	87,600	5,893
LyondellBasell Industries, Cl A	81,200	6,208

		41,328

Commercial Printing (0.2%)
Deluxe	165,400	3,040

Commercial Services (0.3%)
Western Union	366,100	4,946

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2022

LSV Value Equity Fund

	Shares	Value (000)
Commodity Chemicals (0.1%)
Trinseo	109,300	$2,057

Computer & Electronics Retail (0.6%)
Best Buy	99,400	6,800
Rent-A-Center, Cl A	120,400	2,510

		9,310

Computers & Services (3.4%)
Amdocs	91,400	7,889
DXC Technology*	207,400	5,963
eBay	159,500	6,354
Hewlett Packard Enterprise	625,500	8,926
HP	510,700	14,106
Oracle	107,100	8,361
Xerox Holdings	290,800	4,254

		55,853

Construction & Engineering (0.5%)
EMCOR Group	53,200	7,506

Consumer Finance (0.3%)
OneMain Holdings, Cl A	146,800	5,661

Drug Retail (0.5%)
Walgreens Boots Alliance	217,700	7,946

Electric Utilities (0.8%)
NRG Energy	293,800	13,045

Electrical Components & Equipment (0.4%)
Energizer Holdings	215,000	6,211

Electrical Services (0.4%)
Vistra	304,600	6,997

Financial Services (4.7%)
Ally Financial	282,100	7,775
Capital One Financial	117,500	12,457
Citigroup	436,100	20,000
Discover Financial Services	86,100	8,994
Goldman Sachs Group	43,200	14,883
Lazard, Cl A	186,800	7,044
Navient	486,000	7,358

		78,511

Food, Beverage & Tobacco (3.4%)
Altria Group	138,200	6,394
Conagra Brands	194,600	7,142
JM Smucker	76,800	11,571
Molson Coors Beverage, Cl B	321,300	16,203
Tyson Foods, Cl A	211,500	14,456

		55,766

LSV Value Equity Fund

	Shares	Value (000)
Forest Products (0.4%)
Louisiana-Pacific	102,200	$5,790

Gas/Natural Gas (0.4%)
UGI	207,000	7,313

General Merchandise Stores (0.6%)
Big Lots	118,415	2,235
Target	49,500	8,130

		10,365

Health Care Distributors (1.9%)
Cardinal Health	162,400	12,326
McKesson	48,900	19,040

		31,366

Health Care Facilities (1.4%)
HCA Healthcare	45,800	9,960
Select Medical Holdings	212,800	5,465
Universal Health Services, Cl B	64,100	7,427

		22,852

Health Care REITs (0.0%)
Industrial Logistics Properties Trust	99,900	468

Health Care Services (2.6%)
Cigna	59,700	19,287
CVS Health	171,600	16,250
DaVita*	109,000	7,958

		43,495

Homefurnishing Retail (0.1%)
Sleep Number*	85,500	2,372

Hotel & Resort REITs (0.1%)
Service Properties Trust	262,429	2,128

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	74,400	10,285

Human Resource & Employment Services (0.4%)
ManpowerGroup	92,400	7,239

Industrial Machinery (1.6%)
Crane Holdings	63,400	6,362
Hillenbrand	172,500	7,621
Mueller Industries	102,200	6,402
Snap-on	30,400	6,750

		27,135

Insurance (6.1%)
Aflac	167,400	10,900
Allstate	60,500	7,638
American Financial Group	50,300	7,299

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2022

LSV Value Equity Fund

	Shares	Value (000)
Insurance (continued)
American International Group	251,200	$14,318
CNO Financial Group	278,100	6,135
Hartford Financial Services Group	160,800	11,644
Lincoln National	141,000	7,596
MetLife	226,400	16,575
MGIC Investment	484,200	6,609
Principal Financial Group	80,100	7,059
Voya Financial	82,800	5,660

		101,433

Interactive Media & Services (0.2%)
Meta Platforms, Cl A*	35,680	3,324

Investment Banking & Brokerage (1.2%)
Jefferies Financial Group	223,000	7,674
Morgan Stanley	144,400	11,865

		19,539

IT Consulting & Other Services (0.7%)
International Business
Machines	82,600	11,423

Leasing & Renting (0.6%)
Triton International	161,900	9,826

Machinery (2.4%)
AGCO	91,100	11,312
Allison Transmission Holdings	278,100	11,750
Cummins	70,200	17,164

		40,226

Media & Entertainment (1.1%)
Comcast, Cl A	506,000	16,061
TEGNA	112,950	2,358

		18,419

Metal & Glass Containers (1.4%)
Berry Global Group*	152,200	7,202
O-I Glass, Cl I*	482,700	7,873
Silgan Holdings	157,600	7,464

		22,539

Mortgage REITs (0.2%)
Annaly Capital Management	211,125	3,916

Motorcycle Manufacturers (0.6%)
Harley-Davidson	229,000	9,847

Movies & Entertainment (0.2%)
Warner Bros Discovery*	281,407	3,658

Office REITs (0.6%)
Highwoods Properties	149,300	4,215

LSV Value Equity Fund

	Shares	Value (000)
Office REITs (continued)
Office Properties Income Trust	132,500	$2,027
Piedmont Office Realty Trust, Cl A	376,265	3,932

		10,174

Oil & Gas Exploration & Production (0.9%)
APA	314,700	14,306

Oil & Gas Refining & Marketing (0.8%)
HF Sinclair	209,400	12,809

Oil & Gas Storage & Transportation (0.3%)
Kinder Morgan	280,500	5,083

Packaged Foods & Meats (0.6%)
Kraft Heinz	243,300	9,360

Paper Packaging (0.9%)
International Paper	197,700	6,645
Westrock	217,800	7,418

		14,063

Petroleum & Fuel Products (5.5%)
ExxonMobil	375,700	41,631
Marathon Oil	556,100	16,933
Marathon Petroleum	114,200	12,976
Phillips 66	112,600	11,743
Valero Energy	57,500	7,219

		90,502

Pharmaceuticals (8.1%)
AbbVie	42,900	6,281
Bristol-Myers Squibb	395,400	30,632
Jazz Pharmaceuticals*	64,400	9,260
Merck	448,300	45,368
Organon	134,600	3,524
Pfizer	711,200	33,106
Viatris, Cl W*	517,700	5,244

		133,415

Property & Casualty Insurance (0.4%)
First American Financial	118,800	5,988

Reinsurance (0.5%)
Everest Re Group	27,400	8,841

Retail (2.0%)
Dick’s Sporting Goods	46,100	5,244
Kohl’s	147,600	4,421
Kroger	374,200	17,696
Macy’s	266,500	5,556

		32,917

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2022

LSV Value Equity Fund

	Shares	Value (000)
Retail REITs (0.5%)
Simon Property Group	74,400	$8,108

Semiconductors (0.4%)
Qorvo*	68,500	5,896

Semi-Conductors/Instruments (3.8%)
Amkor Technology	387,000	8,046
Applied Materials	69,300	6,119
Diodes*	85,010	6,093
Intel	846,400	24,063
QUALCOMM	102,900	12,107
Vishay Intertechnology	334,500	6,994

		63,422

Specialized Consumer Services (0.6%)
H&R Block	258,100	10,621

Specialized REITs (0.3%)
Iron Mountain	106,100	5,312

Specialty Stores (0.4%)
ODP*	149,300	5,908

Steel & Steel Works (1.4%)
Reliance Steel & Aluminum	63,900	12,875
Steel Dynamics	116,800	10,985

		23,860

Systems Software (0.2%)
VMware, Cl A	34,300	3,860

Technology Distributors (0.6%)
Arrow Electronics*	102,200	10,349

Technology Hardware, Storage & Peripherals (0.8%)
Dell Technologies, Cl C	186,200	7,150
Seagate Technology Holdings	138,500	6,878

		14,028

Telephones & Telecommunications (3.8%)
AT&T	1,351,940	24,646
Cisco Systems	373,000	16,945
Verizon Communications	592,000	22,123

		63,714

Thrifts & Mortgage Finance (0.4%)
Radian Group	302,800	6,319

Trucking (0.9%)
Ryder System	106,200	8,550

LSV Value Equity Fund

	Shares	Value (000)
Trucking (continued)
Werner Enterprises	172,900	$6,778

		15,328

TOTAL COMMON STOCK (Cost $1,557,733)		1,658,821

	Face Amount (000)

Repurchase Agreement (0.2%)
South Street Securities 2.730%, dated 10/31/2022, to be repurchased on 11/01/2022, repurchase price $3,710 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $2,365, 0.750% - 4.026%, 12/31/2023 – 11/30/2028; total market value $3,784)	$3,710	3,710

TOTAL REPURCHASE AGREEMENT (Cost $3,710)		3,710

Total Investments – 100.4% (Cost $1,561,443)		$1,662,531

Percentages are based on Net Assets of $1,655,766(000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,658,821	$—	$—	$1,658,821
Repurchase Agreement	—	3,710	—	3,710

Total Investments in Securities	$1,658,821	$3,710	$—	$1,662,531

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2022

LSV Value Equity Fund
Assets:
Investments, at Value (Cost $1,561,443)	$1,662,531
Dividends and Interest Receivable	1,943
Receivable for Investment Securities Sold	1,569
Receivable for Capital Shares Sold	981
Prepaid Expenses	38

Total Assets	1,667,062
Liabilities:
Payable for Fund Shares Redeemed	7,174
Payable for Investment Securities Purchased	2,368
Payable due to Investment Adviser	733
Payable to Custodian	561
Payable for Professional Fees	146
Payable due to Distributor	80
Payable due to Administrator	77
Payable due to Trustees	26
Payable due to Chief Compliance Officer	7
Other Accrued Expenses	124

Total Liabilities	11,296
Net Assets	$1,655,766

Net Assets Consist of:
Paid-in Capital	$1,357,549
Total Distributable Earnings	298,217
Net Assets	$1,655,766

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($1,242,510 ÷ 46,006,171 shares)(1)	$27.01

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($413,256 ÷ 15,404,768 shares)(1)	$26.83

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2022

LSV Value Equity Fund

Investment Income:
Dividend Income	$49,889
Interest Income	49
Foreign Taxes Withheld	(8)

Total Investment Income	49,930

Expenses:
Investment Advisory Fees	10,275
Distribution Fees - Investor Class	1,289
Administration Fees	1,040
Trustees’ Fees	104
Chief Compliance Officer Fees	13
Transfer Agent Fees	230
Professional Fees	212
Custodian Fees	122
Registration and Filing Fees	85
Printing Fees	76
Insurance and Other Fees	160

Total Expenses	13,606
Less: Fees Paid Indirectly — (see Note 4)	(1)

Net Expenses	13,605

Net Investment Income	36,325
Net Realized Gain on Investments	169,205
Net Change in Unrealized Appreciation (Depreciation) on Investments	(302,348)

Net Realized and Unrealized Loss on Investments	(133,143)

Net Decrease in Net Assets Resulting from Operations	$(96,818)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Value Equity Fund
	2022	2021

Operations:
Net Investment Income	$36,325	$36,180
Net Realized Gain	169,205	196,458
Net Change in Unrealized Appreciation (Depreciation)	(302,348)	589,690

Net Increase (Decrease) in Net Assets Resulting from Operations	(96,818)	822,328
Distributions
Institutional Class Shares	(162,639)	(64,622)
Investor Class Shares	(68,631)	(42,997)

Total Distributions	(231,270)	(107,619)

Capital Share Transactions:
Institutional Class Shares:
Issued	536,913	236,093
Reinvestment of Dividends and Distributions	160,173	62,409
Redeemed	(574,989)	(486,000)

Net Increase (Decrease) from Institutional Class Shares Transactions	122,097	(187,498)
Investor Class Shares:
Issued	302,490	211,428
Reinvestment of Dividends and Distributions	68,559	42,988
Redeemed	(536,045)	(571,079)

Net Decrease from Investor Class Shares Transactions	(164,996)	(316,663)

Net (Decrease) in Net Assets Derived from Capital Share Transactions	(42,899)	(504,161)

Total Increase (Decrease) in Net Assets	(370,987)	210,548

Net Assets:
Beginning of Year	2,026,753	1,816,205

End of Year	$1,655,766	$2,026,753

Shares Transactions:
Institutional Class:
Issued	18,732	8,001
Reinvestment of Dividends and Distributions	5,520	2,446
Redeemed	(20,771)	(16,715)

Total Institutional Class Share Transactions	3,481	(6,268)
Investor Class:
Issued	11,326	7,347
Reinvestment of Dividends and Distributions	2,380	1,694
Redeemed	(19,522)	(20,450)

Total Investor Class Share Transactions	(5,816)	(11,409)

Net Decrease in Shares Outstanding	(2,335)	(17,677)

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Value Equity Fund

Institutional Class Shares
2022	$31.86	$0.56	$(1.63)	$(1.07)	$(0.59)	$(3.19)	$(3.78)	$27.01	(4.00)%	$1,242,510	0.66%	0.66%	2.00%	28%
2021	22.35	0.54	10.39	10.93	(0.62)	(0.80)	(1.42)	31.86	50.55	1,354,981	0.66	0.66	1.83	9
2020	27.03	0.55	(3.87)	(3.32)	(0.59)	(0.77)	(1.36)	22.35	(13.22)	1,090,639	0.65	0.65	2.29	24
2019	27.04	0.59	1.08	1.67	(0.50)	(1.18)	(1.68)	27.03	7.35	2,783,225	0.65	0.65	2.28	18
2018	29.33	0.54	(0.85)	(0.31)	(0.51)	(1.47)	(1.98)	27.04	(1.52)	2,684,113	0.64	0.64	1.85	14

Investor Class Shares
2022	$31.66	$0.50	$(1.65)	$(1.15)	$(0.49)	$(3.19)	$(3.68)	$26.83	(4.26)%	$413,256	0.91%	0.91%	1.79%	28%
2021	22.24	0.46	10.34	10.80	(0.58)	(0.80)	(1.38)	31.66	50.16	671,772	0.91	0.91	1.59	9
2020	26.91	0.42	(3.79)	(3.37)	(0.53)	(0.77)	(1.30)	22.24	(13.43)	725,566	0.91	0.91	1.82	24
2019	26.87	0.53	1.08	1.61	(0.39)	(1.18)	(1.57)	26.91	7.11	293,465	0.90	0.90	2.05	18
2018	29.20	0.45	(0.84)	(0.39)	(0.47)	(1.47)	(1.94)	26.87	(1.78)	318,327	0.89	0.89	1.57	14

†

Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the year.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2022

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the

1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority

Notes to Financial Statements

October 31, 2022

to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures,etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2022, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as

Notes to Financial Statements

October 31, 2022

bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2022, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$3,710	$3,710	$–	$–

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2022, the Fund incurred $1,040,065 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2022, the Fund incurred $1,288,638 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2022, the Fund earned $1,271 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2022, were as follows (000):

Purchases	$512,532
Sales	$739,817

Notes to Financial Statements

October 31, 2022

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, reclass of Distributions and investments in publicly traded partnerships. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions paid during the year ended October 31, 2022 and 2021 was as follows (000):

	Ordinary Income	Long-Term Capital Gain		Total
2022	$64,838	$166,432	$	231,270
2021	50,748	56,871		107,619

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$33,568

Undistributed Long-Term Capital Gain	164,941

Other Temporary Differences	(5)

Unrealized Appreciation	99,713

Total Distributable Earnings	$298,217

The fund has no capital loss carryforwards at October, 31, 2022.

During the year ended October 31, 2022, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2022, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 1,562,818	$ 299,668	$ (199,955)	$ 99,713

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium-and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those

Notes to Financial Statements

October 31, 2022

sectors. As a result, the Fund’s share price may fluctuate more widely

9.	Other:

At October 31, 2022, 38% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At October 31, 2022, 97% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Value Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Value Equity Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 23, 2022

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/22	10/31/22	Ratios	Period*

LSV Value Equity Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$986.10	0.66%	$3.30
Investor Class Shares	1,000.00	984.90	0.91	4.55

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.88	0.66%	$3.36
Investor Class Shares	1,000.00	1,020.62	0.91	4.64

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 24, 2022, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-Fund-LSV. The following chart lists Trustees and Officers as of October 31, 2022.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3,4]

Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3]

Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Director of The Korea Fund, Inc. to 2019.

Mitchell A. Johnson (Born: 1942)	Trustee (since 2005)	Retired. Private investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self- Employed Legal and Financial Services Consultant since 2003. Counsel (inhouse) for State Street Bank from 1995 to 2003.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce R. Speca (Born: 1956)	Trustee (since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS
Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.	None.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.
John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed- end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed- end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.	None.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS (continued)

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.	None.
Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.	None.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.	None.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.	None.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

NOTICE TO SHAREHOLDERS

OF

LSV VALUE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2022, the Fund is designating the following items with regard to distributions paid during the year.

Qualifying
For
Corporate
Long-Term	Ordinary	Total	Dividends	Qualifying	U.S.	Interest	Short-Term	Qualifying
Capital Gain	Income	Distribu-	Receivable	Dividend	Government	Related	Capital Gain	Business
Distribution	Distributions	tions	Deduction (1)	Income (2)	Interest (3)	Dividends(4)	Dividends (5)	Income (6)
71.96%	28.04%	100.00%	96.45%	96.75%	0.00%	0.00%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund- LSV Value Equity Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

Notes

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-AR-004-2400

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022					2021
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$72,710		None	None		$104,400		None	None
(b)	Audit-Related Fees	None		None	None		None		None	None
(c)	Tax Fees	$10,000	(2)	None	$256,295	(4)	$10,000	(2)	None	$150,670	(4)
(d)	All Other Fees	None		None	$86,500	(5)	None		None	$385,179	(5)

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022				2021
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$529,590		None	None	$719,590	None	None
(b)	Audit-Related Fees	$10,000	(6)	None	None	None	None	None
(c)	Tax Fees	$2,000	(3)	None	None	None	None	None
(d)	All Other Fees	None		None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$61,000	None	None	$77,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Final tax compliance services provided to McKee International Equity Portfolio.

(3)	Common Reporting Standard (“CRS”) tax services for the Sands Capital Global Growth Fund.

(4)	Tax compliance services provided to service affiliates of the funds.

(5)	Non-audit assurance engagements for service affiliates of the funds.

(6)	Fees related to consents for Cambiar N-14 filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $342,795 and $535,849 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $2,000 and $0 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2022 and 2021, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer, Controller, and CFO

Date: January 6, 2023